REPORTING CURRENCY AND TRANSLATION INTO UD DOLLARS (Details)	Dec. 31, 2011
Exchange Rate [Abstract]
Exchange Rate Eur To Usd	0.7729
Foreign Currency Translation Abstract
Foreign Currency Exchange Rate Translation	0.7559